Consolidated Statements of Cash Flows (continuing and discontinued operations) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows provided by / (used in) Operating Activities:
Net income /(loss)	$ (9,706)	$ 3,777	$ (32,057)
Adjustments to reconcile net income/(loss) to net cash provided by / (used in) operating activities:
Depreciation and amortization of deferred charges (Notes 3 and 6)	7,472	5,898	3,684
Amortization of deferred financing costs (Note 11)	143	325	154
Impairment losses (Note 6)	0	339	31,629
Loss / (Gain) on vessel's sale (Note 6)	0	(319)	127
Gain from property sale (Note 7)	(137)	0	0
Compensation cost on restricted stock and stock option awards (Note 10)	268	1,916	1,791
Actuarial gain / (loss)	(10)	(61)	12
(Increase) / Decrease in:
Accounts receivable	(196)	1,072	(4,575)
Deferred voyage expenses	17	(6)	(69)
Inventories	(2,305)	866	(2,213)
Prepaid expenses and other assets	(319)	20	(3,488)
Right of use asset under operating leases	100	6	(190)
Other non-current assets	(261)	0	0
Increase / (Decrease) in:
Accounts payable, trade and other	3,233	(293)	780
Due to related parties	59	60	4
Accrued liabilities	84	(523)	372
Deferred liabilities	0	0	(305)
Other liabilities, non current	11	105	(40)
Lease liabilities under operating leases	(100)	(6)	190
Drydock costs	(1,476)	0	0
Net Cash provided by / (used in) Operating Activities	(3,123)	13,176	(4,194)
Cash Flows used in Investing Activities:
Advances for vessel acquisitions and other vessel costs	0	0	(17)
Vessel acquisitions and other vessels' costs (Note 6)	0	(63,386)	(50,161)
Proceeds from sale of vessels, net of expenses (Note 6)	0	23,464	28,868
Proceeds from sale of property, net of expenses (Note 7)	1,015	0	0
Payments for vessels' improvements (Note 6)	(1,777)	0	0
Property and equipment additions (Note 7)	(8)	(224)	(38)
Insurance settlements	0	0	2,831
Net Cash used in Investing Activities	(770)	(40,146)	(18,517)
Cash Flows provided by / (used in) Financing Activities:
Proceeds from long-term bank debt (Note 8)	0	34,800	33,000
Repayments of long-term bank debt (Note 8)	(7,911)	(9,181)	(519)
Issuance of preferred stock, net of expenses (Note 10)	0	0	6,452
Common shares re-purchase and retirement, including expenses (Note 10)	0	(656)	0
Repurchase of Series C preferred shares, including expenses (Note 10)	0	(1,515)	0
Repurchase of Series B preferred shares (Note 10)	0	(400)	0
Payments of equity issuance and financing costs (Note 8)	0	(561)	(352)
Cash dividends (Note 12)	0	(502)	0
Net Cash provided by / (used in) Financing Activities	(7,911)	21,985	38,581
Net increase / (decrease) in cash, cash equivalents and restricted cash	(11,804)	(4,985)	15,870
Cash, cash equivalents and restricted cash at beginning of the year	21,378	26,363	10,493
Cash, cash equivalents and restricted cash at end of the year	9,574	21,378	26,363
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents at the end of the year	9,574	21,378	26,363
Restricted cash at the end of the year	0	0	0
Cash, cash equivalents and restricted cash at end of the year	9,574	21,378	26,363
SUPPLEMENTAL CASH FLOW INFORMATION
Issuance of common stock in exchange for entities acquisition (Note 5)	0	0	21,000
Reclassification of compensation cost of issued restricted stock awards from other liabilities to stockholders' equity	0	0	1,464
Non-cash investing activities	999	0	0
Interest payments, net of amounts capitalized	$ 1,608	$ 1,655	$ 408